Schedule of Investments (unaudited)
June 30, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.(a)	6,424	$ 1,890,198
BWX Technologies, Inc.	10,323	980,685
Curtiss-Wright Corp.	6,289	1,704,193
Huntington Ingalls Industries, Inc.	13,923	3,429,652
Loar Holdings, Inc.(a)	453	24,195
Moog, Inc., Class A	573	95,863
Textron, Inc.	2,156	185,114
		8,309,900
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.(a)	28,843	1,456,572
Automobile Components — 2.0%
Adient PLC(a)	104,534	2,583,035
BorgWarner, Inc.	16,935	545,985
Dana, Inc.	14,770	179,012
Lear Corp.	30,856	3,524,064
Patrick Industries, Inc.	4,281	464,703
Visteon Corp.(a)	9,809	1,046,620
		8,343,419
Banks — 4.5%
1st Source Corp.	2,408	129,117
Amalgamated Financial Corp.	33,666	922,448
Axos Financial, Inc.(a)	1,906	108,928
Bank of Marin Bancorp	768	12,434
Bar Harbor Bankshares	3,906	104,993
Capital City Bank Group, Inc.	3,421	97,293
ConnectOne Bancorp, Inc.	13,976	264,007
Enterprise Bancorp, Inc.	4,110	102,257
Enterprise Financial Services Corp.	11,872	485,683
FB Financial Corp.	11,738	458,134
First Bank	21,043	268,088
First Business Financial Services, Inc.	1,787	66,101
First Horizon Corp.	100,664	1,587,471
First Internet Bancorp	9,507	256,879
First Northwest Bancorp	4,551	44,099
FNB Corp.	26,661	364,722
Glacier Bancorp, Inc.	49,147	1,834,166
Hancock Whitney Corp.	25,420	1,215,839
Heartland Financial U.S.A., Inc.	2,846	126,505
Heritage Commerce Corp.	83,993	730,739
Heritage Financial Corp.	302	5,445
HomeTrust Bancshares, Inc.	7,033	211,201
Horizon Bancorp, Inc.	34,300	424,291
Independent Bank Corp.	68,644	1,853,388
Independent Bank Group, Inc.	2,280	103,786
Investar Holding Corp.	1,484	22,854
Mercantile Bank Corp.	5,189	210,518
Midland States Bancorp, Inc.	24,108	546,046
NB Bancorp, Inc.(a)	23,718	357,667
OceanFirst Financial Corp.	83,858	1,332,504
Prosperity Bancshares, Inc.	5,659	345,991
Provident Financial Services, Inc.	12,131	174,080
Republic First Bancorp, Inc.(a)	87,118	523
Shore Bancshares, Inc.	13,250	151,712
Southern First Bancshares, Inc.(a)	1,503	43,948
Univest Financial Corp.	11,318	258,390
Valley National Bancorp	326,100	2,276,178
Washington Trust Bancorp, Inc.	9,629	263,931
Security	Shares	Value
Banks (continued)
Western New England Bancorp, Inc.	14,816	$ 101,934
Wintrust Financial Corp.	4,639	457,220
		18,321,510
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A(a)	1,770	539,938
National Beverage Corp.	4,624	236,934
Primo Water Corp.	104,885	2,292,786
		3,069,658
Biotechnology — 5.8%
ACADIA Pharmaceuticals, Inc.(a)	52,411	851,679
Alector, Inc.(a)	46,355	210,452
Apellis Pharmaceuticals, Inc.(a)	10,873	417,088
Arcturus Therapeutics Holdings, Inc.(a)	10,527	256,332
Arcus Biosciences, Inc.(a)	4,515	68,763
Avidity Biosciences, Inc.(a)	1,260	51,471
Blueprint Medicines Corp.(a)	11,069	1,193,017
Bridgebio Pharma, Inc.(a)	9,860	249,754
CareDx, Inc.(a)	21,645	336,147
Catalyst Pharmaceuticals, Inc.(a)	29,443	456,072
CRISPR Therapeutics AG(a)	6,379	344,530
Cytokinetics, Inc.(a)	647	35,054
Denali Therapeutics, Inc.(a)	25,751	597,938
Dyne Therapeutics, Inc.(a)	1,185	41,819
Emergent BioSolutions, Inc.(a)	38,073	259,658
Exact Sciences Corp.(a)	28,321	1,196,562
Exelixis, Inc.(a)	41,370	929,584
Fate Therapeutics, Inc.(a)	38,882	127,533
Halozyme Therapeutics, Inc.(a)(b)	15,735	823,885
Ideaya Biosciences, Inc.(a)	8,003	280,985
Insmed, Inc.(a)	4,225	283,075
Intellia Therapeutics, Inc.(a)	37,811	846,210
Ionis Pharmaceuticals, Inc.(a)	25,342	1,207,800
iTeos Therapeutics, Inc.(a)	22,032	326,955
Kiniksa Pharmaceuticals International PLC(a)	39,512	737,689
Kodiak Sciences, Inc.(a)	37,203	87,427
Kronos Bio, Inc.(a)	60,879	75,490
Kura Oncology, Inc.(a)	13,487	277,697
Kymera Therapeutics, Inc.(a)	1,955	58,357
Myriad Genetics, Inc.(a)	8,302	203,067
Natera, Inc.(a)	14,398	1,559,159
Neurocrine Biosciences, Inc.(a)	12,022	1,655,069
Poseida Therapeutics, Inc.(a)	24,769	72,326
Protagonist Therapeutics, Inc.(a)	3,509	121,587
PTC Therapeutics, Inc.(a)	20,218	618,266
Quince Therapeutics, Inc.(a)	8,421	6,316
Recursion Pharmaceuticals, Inc., Class A(a)	7,794	58,455
REGENXBIO, Inc.(a)	9,336	109,231
Relay Therapeutics, Inc.(a)	33,484	218,316
Sarepta Therapeutics, Inc.(a)	10,573	1,670,534
SQZ Biotechnologies Co.(a)	1,031	38
Sutro Biopharma, Inc.(a)	20,383	59,722
TG Therapeutics, Inc.(a)	18,531	329,667
Twist Bioscience Corp.(a)	4,499	221,711
Ultragenyx Pharmaceutical, Inc.(a)	18,193	747,732
uniQure NV(a)	32,244	144,453
United Therapeutics Corp.(a)	5,301	1,688,634
Vanda Pharmaceuticals, Inc.(a)	63,643	359,583
Vaxcyte, Inc.(a)	2,434	183,791
Veracyte, Inc.(a)	3,565	77,254
Vericel Corp.(a)	4,897	224,674
Verve Therapeutics, Inc.(a)	16,180	78,958
Viking Therapeutics, Inc.(a)	6,119	324,368

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Vir Biotechnology, Inc.(a)	59,094	$ 525,937
Voyager Therapeutics, Inc.(a)	8,697	68,793
		23,956,664
Broadline Retail — 0.6%
Dillard’s, Inc., Class A	771	339,541
Macy’s, Inc.	46,183	886,713
Ollie’s Bargain Outlet Holdings, Inc.(a)	12,187	1,196,398
		2,422,652
Building Products — 3.5%
A. O. Smith Corp.	24,988	2,043,519
Advanced Drainage Systems, Inc.	27,007	4,331,653
AZEK Co., Inc. (The), Class A(a)	40,575	1,709,425
Builders FirstSource, Inc.(a)	13,498	1,868,258
Caesarstone Ltd.(a)	4,705	23,525
JELD-WEN Holding, Inc.(a)	19,310	260,106
Resideo Technologies, Inc.(a)	17,789	347,953
Trex Co., Inc.(a)	10,188	755,134
Zurn Elkay Water Solutions Corp.	100,043	2,941,264
		14,280,837
Capital Markets — 2.7%
AssetMark Financial Holdings, Inc.(a)	2,057	71,069
Blue Owl Capital, Inc., Class A	15,977	283,592
Cboe Global Markets, Inc.	4,035	686,192
Evercore, Inc., Class A	3,599	750,140
Federated Hermes, Inc., Class B	26,215	861,949
Houlihan Lokey, Inc., Class A	15,939	2,149,534
Interactive Brokers Group, Inc., Class A	5,075	622,195
Invesco Ltd.	142,861	2,137,201
Lazard, Inc.	1,286	49,099
Morningstar, Inc.	156	46,153
Robinhood Markets, Inc., Class A(a)	36,554	830,141
SEI Investments Co.	25,619	1,657,293
Stifel Financial Corp.	8,441	710,310
Victory Capital Holdings, Inc., Class A	3,634	173,451
Virtu Financial, Inc., Class A	2,534	56,888
		11,085,207
Chemicals — 1.9%
Cabot Corp.	18,954	1,741,683
Huntsman Corp.	185,008	4,212,632
Minerals Technologies, Inc.	14,102	1,172,723
Quaker Chemical Corp.	2,649	449,535
		7,576,573
Commercial Services & Supplies — 0.0%
Healthcare Services Group, Inc.(a)	1,757	18,589
Communications Equipment — 0.3%
Ciena Corp.(a)	4,505	217,051
NETGEAR, Inc.(a)	45,634	698,200
Viasat, Inc.(a)	27,753	352,463
		1,267,714
Construction & Engineering — 3.0%
AECOM	41,532	3,660,631
Comfort Systems U.S.A., Inc.	7,170	2,180,540
Dycom Industries, Inc.(a)	1,753	295,836
EMCOR Group, Inc.	14,023	5,119,517
MasTec, Inc.(a)	7,687	822,432
		12,078,956
Construction Materials — 0.0%
Summit Materials, Inc., Class A(a)	2,725	99,762
Security	Shares	Value
Consumer Finance — 2.0%
Enova International, Inc.(a)	34,681	$ 2,158,892
EZCORP, Inc., Class A, NVS(a)	76,421	800,128
FirstCash Holdings, Inc.	14,756	1,547,609
LendingTree, Inc.(a)	3,234	134,502
OneMain Holdings, Inc.	43,404	2,104,660
Oportun Financial Corp.(a)	32,712	94,865
PRA Group, Inc.(a)	16,953	333,296
PROG Holdings, Inc.	13,639	473,001
Regional Management Corp.	17,591	505,565
		8,152,518
Consumer Staples Distribution & Retail — 1.0%
Performance Food Group Co.(a)	49,133	3,248,183
Sprouts Farmers Market, Inc.(a)	10,659	891,732
		4,139,915
Containers & Packaging — 0.3%
AptarGroup, Inc.	7,825	1,101,838
Packaging Corp. of America	819	149,517
		1,251,355
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(a)	4,409	485,343
Frontdoor, Inc.(a)	16,735	565,476
Grand Canyon Education, Inc.(a)	1,797	251,418
H&R Block, Inc.	4,248	230,369
Laureate Education, Inc., Class A	61,007	911,444
Strategic Education, Inc.	1,901	210,365
		2,654,415
Diversified REITs — 0.2%
American Assets Trust, Inc.	30,797	689,237
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(a)	19,571	512,369
Liberty Global Ltd., Class A(a)	4,739	82,601
		594,970
Electric Utilities — 0.7%
PNM Resources, Inc.	22,486	831,082
Portland General Electric Co.	48,761	2,108,426
		2,939,508
Electrical Equipment — 1.6%
Acuity Brands, Inc.	12,426	3,000,133
Atkore, Inc.	5,962	804,453
Encore Wire Corp.	4,254	1,232,937
EnerSys	5,906	611,389
Vertiv Holdings Co., Class A	8,856	766,664
		6,415,576
Electronic Equipment, Instruments & Components — 2.9%
Avnet, Inc.	28,107	1,447,229
Badger Meter, Inc.	1,761	328,162
Fabrinet(a)	1,766	432,299
Flex Ltd.(a)	68,782	2,028,381
Insight Enterprises, Inc.(a)	2,136	423,697
Itron, Inc.(a)	3,213	317,959
Kimball Electronics, Inc.(a)	2,638	57,983
Littelfuse, Inc.	1,302	332,778
Sanmina Corp.(a)	10,658	706,093
TD SYNNEX Corp.	38,863	4,484,790
TTM Technologies, Inc.(a)(b)	69,718	1,354,621
		11,913,992
Energy Equipment & Services — 0.7%
Borr Drilling Ltd.	10,710	69,080

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	13,107	$ 473,687
Liberty Energy, Inc., Class A	17,071	356,613
NOV, Inc.	34,343	652,860
Patterson-UTI Energy, Inc.	56,311	583,382
ProPetro Holding Corp.(a)	73,017	633,057
Transocean Ltd.(a)	8,254	44,159
		2,812,838
Entertainment — 0.5%
Lions Gate Entertainment Corp., Class A(a)(b)	18,886	177,906
Lions Gate Entertainment Corp., Class B, NVS(a)	17,660	151,346
Roku, Inc., Class A(a)	31,095	1,863,524
		2,192,776
Financial Services — 2.4%
Affirm Holdings, Inc., Class A(a)	25,266	763,286
Euronet Worldwide, Inc.(a)	41,131	4,257,058
Jack Henry & Associates, Inc.	12,280	2,038,726
NMI Holdings, Inc., Class A(a)	7,803	265,614
Pagseguro Digital Ltd., Class A(a)	185,679	2,170,588
Repay Holdings Corp., Class A(a)	16,917	178,644
StoneCo Ltd., Class A(a)	18,058	216,515
		9,890,431
Food Products — 0.9%
Cal-Maine Foods, Inc.	19,490	1,191,034
Flowers Foods, Inc.	26,829	595,604
Ingredion, Inc.	5,141	589,673
Pilgrim’s Pride Corp.(a)	2,184	84,062
Vital Farms, Inc.(a)	23,763	1,111,395
		3,571,768
Gas Utilities — 1.5%
New Jersey Resources Corp.	61,721	2,637,956
ONE Gas, Inc.	24,207	1,545,617
UGI Corp.	85,709	1,962,736
		6,146,309
Ground Transportation — 0.6%
Covenant Logistics Group, Inc., Class A	6,428	316,836
Lyft, Inc., Class A(a)	23,901	337,004
XPO, Inc.(a)	17,844	1,894,141
		2,547,981
Health Care Equipment & Supplies — 1.0%
Accuray, Inc.(a)	28,286	51,480
AngioDynamics, Inc.(a)	14,104	85,329
Enovis Corp.(a)	27,011	1,220,897
Envista Holdings Corp.(a)	34,986	581,817
Inmode Ltd.(a)	14,433	263,258
Inogen, Inc.(a)	6	49
Novocure Ltd.(a)	48,443	829,829
Omnicell, Inc.(a)	3,673	99,428
Penumbra, Inc.(a)	4,545	817,964
Tactile Systems Technology, Inc.(a)	13,337	159,244
Teleflex, Inc.	362	76,139
		4,185,434
Health Care Providers & Services — 2.8%
Addus HomeCare Corp.(a)	1,797	208,650
AMN Healthcare Services, Inc.(a)	1,164	59,632
Brookdale Senior Living, Inc.(a)	11,206	76,537
Castle Biosciences, Inc.(a)	8,193	178,361
Chemed Corp.	7,731	4,194,686
Cross Country Healthcare, Inc.(a)	3,419	47,319
Ensign Group, Inc. (The)	16,150	1,997,593
Security	Shares	Value
Health Care Providers & Services (continued)
Guardant Health, Inc.(a)	10,974	$ 316,929
Hims & Hers Health, Inc., Class A(a)	4,164	84,071
PetIQ, Inc., Class A(a)	17,638	389,094
Privia Health Group, Inc.(a)	8,044	139,805
Progyny, Inc.(a)	18,980	543,018
Surgery Partners, Inc.(a)	39,280	934,471
Tenet Healthcare Corp.(a)	4,501	598,768
Universal Health Services, Inc., Class B	9,291	1,718,185
		11,487,119
Health Care Technology — 0.7%
Health Catalyst, Inc.(a)	26,910	171,955
Phreesia, Inc.(a)	15,459	327,731
Teladoc Health, Inc.(a)	231,961	2,268,578
		2,768,264
Hotel & Resort REITs — 0.9%
Braemar Hotels & Resorts, Inc.	108,223	275,969
Host Hotels & Resorts, Inc.	3,370	60,593
Park Hotels & Resorts, Inc.	177,586	2,660,238
Pebblebrook Hotel Trust	14,662	201,602
RLJ Lodging Trust	40,008	385,277
Summit Hotel Properties, Inc.	6,893	41,289
		3,624,968
Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.	39,988	2,203,339
Everi Holdings, Inc.(a)	3,156	26,511
Life Time Group Holdings, Inc.(a)	5,970	112,415
Marriott Vacations Worldwide Corp.	6,263	546,885
PlayAGS, Inc.(a)	7,155	82,283
Texas Roadhouse, Inc.	15,565	2,672,666
Travel + Leisure Co.	4,589	206,413
Wingstop, Inc.(b)	10,173	4,299,720
Wynn Resorts Ltd.	14,640	1,310,280
		11,460,512
Household Durables — 2.7%
Century Communities, Inc.	4,348	355,058
Installed Building Products, Inc.	9,748	2,004,968
Leggett & Platt, Inc.	69,216	793,215
Newell Brands, Inc.	37,209	238,510
Toll Brothers, Inc.	34,947	4,025,195
TopBuild Corp.(a)	8,788	3,385,753
Vizio Holding Corp., Class A(a)	5,156	55,685
		10,858,384
Household Products — 0.2%
Central Garden & Pet Co., Class A, NVS(a)	27,085	894,618
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	15,931	1,369,747
Insurance — 2.8%
Brighthouse Financial, Inc.(a)	6,064	262,814
CNO Financial Group, Inc.	5,820	161,330
Crawford & Co., Class A, NVS	2,123	18,343
Everest Group Ltd.	869	331,106
Globe Life, Inc.	8,555	703,905
Kinsale Capital Group, Inc.	1,152	443,843
Oscar Health, Inc., Class A(a)	21,426	338,959
Palomar Holdings, Inc.(a)	1,646	133,573
Reinsurance Group of America, Inc.	26,707	5,482,146
Selective Insurance Group, Inc.	9,338	876,185
Unum Group	53,191	2,718,592
		11,470,796

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 0.7%
Bumble, Inc., Class A(a)	123,434	$ 1,297,291
MediaAlpha, Inc., Class A(a)	6,139	80,851
Outbrain, Inc.(a)	18,304	91,154
Taboola.com Ltd.(a)	73,953	254,398
Yelp, Inc.(a)	7,110	262,715
Ziff Davis, Inc.(a)	4,947	272,332
ZipRecruiter, Inc., Class A(a)	55,095	500,814
		2,759,555
IT Services — 0.5%
Amdocs Ltd.	2,530	199,668
Fastly, Inc., Class A(a)	17,166	126,513
Globant SA(a)	312	55,617
Kyndryl Holdings, Inc.(a)	70,323	1,850,198
		2,231,996
Leisure Products — 0.0%
Mattel, Inc.(a)	11,227	182,551
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)	17,005	330,747
Bio-Techne Corp.	5,221	374,085
Bruker Corp.	12,780	815,492
Charles River Laboratories International, Inc.(a)	7,019	1,449,985
Codexis, Inc.(a)	69,332	214,929
Medpace Holdings, Inc.(a)	3,461	1,425,413
Personalis, Inc.(a)	138,843	162,446
QIAGEN NV	5,603	230,227
Repligen Corp.(a)	547	68,955
Seer, Inc., Class A(a)	52,076	87,488
		5,159,767
Machinery — 3.3%
Donaldson Co., Inc.	17,256	1,234,839
Flowserve Corp.	102,879	4,948,480
ITT, Inc.	8,852	1,143,501
Kennametal, Inc.	30,365	714,792
Manitowoc Co., Inc. (The)(a)	30,983	357,234
Mueller Industries, Inc.	12,138	691,138
Oshkosh Corp.	40,400	4,371,280
		13,461,264
Media — 0.7%
Cable One, Inc.	2,704	957,216
EchoStar Corp., Class A(a)	8,188	145,828
EW Scripps Co. (The), Class A(a)	20,350	63,899
Gray Television, Inc.	24,248	126,090
Ibotta, Inc., Class A(a)(b)	787	59,151
Integral Ad Science Holding Corp.(a)	2,933	28,509
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	5,102	113,009
Paramount Global, Class B, NVS	66,189	687,704
PubMatic, Inc., Class A(a)	16,896	343,158
TEGNA, Inc.	13,307	185,499
Thryv Holdings, Inc.(a)	12,509	222,910
		2,932,973
Metals & Mining — 1.8%
Alcoa Corp.	19,540	777,301
Cleveland-Cliffs, Inc.(a)	225,002	3,462,781
Kaiser Aluminum Corp.	3,582	314,858
Materion Corp.	2,785	301,142
Olympic Steel, Inc.	3,553	159,281
Piedmont Lithium, Inc.(a)	7,254	72,395
Royal Gold, Inc.	14,237	1,781,903
United States Steel Corp.	15,010	567,378
		7,437,039
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Granite Point Mortgage Trust, Inc.	21,020	$ 62,429
Multi-Utilities — 0.0%
Avista Corp.	4,991	172,739
Office REITs — 1.0%
Brandywine Realty Trust	18,806	84,251
Cousins Properties, Inc.	7,716	178,625
Equity Commonwealth(a)	74,536	1,445,999
Kilroy Realty Corp.	75,225	2,344,763
Paramount Group, Inc.	36,973	171,185
		4,224,823
Oil, Gas & Consumable Fuels — 4.5%
Ardmore Shipping Corp.	24,236	546,037
Delek U.S. Holdings, Inc.	13,103	324,430
EOG Resources, Inc.	7,714	970,961
HF Sinclair Corp.	49,536	2,642,250
Magnolia Oil & Gas Corp., Class A	36,753	931,321
Murphy Oil Corp.	117,334	4,838,854
Ovintiv, Inc.	76,976	3,607,865
PBF Energy, Inc., Class A	21,771	1,001,902
Plains GP Holdings LP, Class A	55,989	1,053,713
REX American Resources Corp.(a)	8,001	364,766
SM Energy Co.	34,619	1,496,580
World Kinect Corp.	29,029	748,948
		18,527,627
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	13,607	1,120,264
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	42,876	1,732,190
American Airlines Group, Inc.(a)	44,715	506,621
Copa Holdings SA, Class A, NVS	832	79,190
JetBlue Airways Corp.(a)	116,591	710,039
		3,028,040
Personal Care Products — 0.0%
Nature’s Sunshine Products, Inc.(a)	3,272	49,309
Pharmaceuticals — 2.2%
Alto Neuroscience, Inc.(a)	80	855
Arvinas, Inc.(a)	2,222	59,149
Atea Pharmaceuticals, Inc.(a)	20,922	69,252
Corcept Therapeutics, Inc.(a)	73,817	2,398,314
Elanco Animal Health, Inc.(a)	69,889	1,008,498
Harmony Biosciences Holdings, Inc.(a)	21,057	635,290
Intra-Cellular Therapies, Inc.(a)	4,728	323,821
Jazz Pharmaceuticals PLC(a)	21,738	2,320,097
Pacira BioSciences, Inc.(a)	3,354	95,958
Perrigo Co. PLC	22,744	584,066
Prestige Consumer Healthcare, Inc.(a)	4,067	280,013
Scilex Holding Co. (Acquired 01/09/23, Cost $174,983)(a)(c)	3,339	6,276
SIGA Technologies, Inc.	22,954	174,221
Supernus Pharmaceuticals, Inc.(a)	38,604	1,032,657
		8,988,467
Professional Services — 2.4%
Dun & Bradstreet Holdings, Inc.	13,056	120,899
ExlService Holdings, Inc.(a)	130,505	4,092,637
Genpact Ltd.	33,214	1,069,159
Insperity, Inc.	18,982	1,731,348
Kelly Services, Inc., Class A, NVS	5,682	121,652
ManpowerGroup, Inc.	1,054	73,569
Maximus, Inc.	18,181	1,558,112

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Mistras Group, Inc.(a)	12,143	$ 100,665
Robert Half, Inc.	13,337	853,301
		9,721,342
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	92,092	304,824
Compass, Inc., Class A(a)	15,693	56,495
Forestar Group, Inc.(a)	2,921	93,443
St. Joe Co. (The)	3,606	197,248
Zillow Group, Inc., Class A(a)	3,644	164,126
		816,136
Residential REITs — 0.1%
Clipper Realty, Inc.	18	65
NexPoint Residential Trust, Inc.	7,725	305,215
		305,280
Retail REITs — 1.5%
Brixmor Property Group, Inc.	171,075	3,950,122
Kimco Realty Corp.	44,576	867,449
Kite Realty Group Trust	63,783	1,427,463
		6,245,034
Semiconductors & Semiconductor Equipment — 2.3%
Amkor Technology, Inc.	46,399	1,856,888
Axcelis Technologies, Inc.(a)	2,382	338,697
Cirrus Logic, Inc.(a)	17,123	2,185,922
MaxLinear, Inc.(a)	3,159	63,622
Onto Innovation, Inc.(a)	395	86,726
Photronics, Inc.(a)	3,208	79,142
Power Integrations, Inc.	43,604	3,060,565
Rambus, Inc.(a)	1,007	59,171
Silicon Laboratories, Inc.(a)	11,030	1,220,249
SolarEdge Technologies, Inc.(a)	11,473	289,808
		9,240,790
Software — 7.2%
8x8, Inc.(a)	125,766	279,200
ACI Worldwide, Inc.(a)	28,766	1,138,846
Appfolio, Inc., Class A(a)	1,866	456,368
AppLovin Corp., Class A(a)	10,234	851,673
Box, Inc., Class A(a)	4,110	108,668
Clear Secure, Inc., Class A	22,983	430,012
CommVault Systems, Inc.(a)	10,102	1,228,100
Confluent, Inc., Class A(a)	12,528	369,952
Domo, Inc., Class B(a)(b)	22,724	175,429
Dropbox, Inc., Class A(a)	40,113	901,339
Everbridge, Inc.(a)	2,776	97,132
Five9, Inc.(a)	18,486	815,233
Gitlab, Inc., Class A(a)(b)	53,253	2,647,739
Guidewire Software, Inc.(a)	366	50,468
HashiCorp, Inc., Class A(a)	5,322	179,298
JFrog Ltd.(a)	8,229	308,999
LiveRamp Holdings, Inc.(a)	13,114	405,747
Manhattan Associates, Inc.(a)	21,075	5,198,781
Nutanix, Inc., Class A(a)	69,787	3,967,391
Ooma, Inc.(a)	34,792	345,485
Pagaya Technologies Ltd., Class A(a)	29,042	370,576
Pegasystems, Inc.	14,349	868,545
RingCentral, Inc., Class A(a)	14,765	416,373
Rubrik, Inc., Class A(a)	6,273	192,330
SEMrush Holdings, Inc., Class A(a)	24,611	329,541
SentinelOne, Inc., Class A(a)	53,278	1,121,502
Smartsheet, Inc., Class A(a)	45,659	2,012,649
SPS Commerce, Inc.(a)	1,587	298,610
Security	Shares	Value
Software (continued)
Teradata Corp.(a)	30,421	$ 1,051,350
Upland Software, Inc.(a)	20,334	50,632
Varonis Systems, Inc.(a)	38,250	1,834,852
Verint Systems, Inc.(a)	7,596	244,591
Zeta Global Holdings Corp., Class A(a)	13,155	232,186
Zuora, Inc., Class A(a)	33,147	329,150
		29,308,747
Specialized REITs — 1.7%
Gaming & Leisure Properties, Inc.	59,691	2,698,630
Lamar Advertising Co., Class A	35,476	4,240,446
		6,939,076
Specialty Retail — 3.5%
1-800-Flowers.com, Inc., Class A(a)	12,680	120,714
Aaron’s Co., Inc. (The)	46,952	468,581
Abercrombie & Fitch Co., Class A(a)	4,758	846,163
CarParts.com, Inc.(a)	2,927	2,927
Carvana Co., Class A(a)	9,787	1,259,783
Five Below, Inc.(a)	11,230	1,223,733
Foot Locker, Inc.	5,266	131,229
Gap, Inc. (The)	12,014	287,014
Genesco, Inc.(a)	3,310	85,597
Group 1 Automotive, Inc.	1,205	358,222
Murphy U.S.A., Inc.	3,815	1,790,990
National Vision Holdings, Inc.(a)	29,813	390,252
Penske Automotive Group, Inc.	25,753	3,837,712
Petco Health & Wellness Co., Inc.(a)	116,128	438,964
Revolve Group, Inc., Class A(a)	5,767	91,753
RH(a)	2,444	597,411
Stitch Fix, Inc., Class A(a)	74,817	310,490
Upbound Group, Inc.	6,693	205,475
Urban Outfitters, Inc.(a)	11,267	462,510
Wayfair, Inc., Class A(a)	24,226	1,277,437
		14,186,957
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class A(a)	31,122	1,998,344
Textiles, Apparel & Luxury Goods — 1.7%
Deckers Outdoor Corp.(a)	2,708	2,621,209
G-III Apparel Group Ltd.(a)	31,492	852,488
Ralph Lauren Corp., Class A	8,418	1,473,655
Skechers U.S.A., Inc., Class A(a)	28,943	2,000,540
		6,947,892
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	14,377	2,789,138
Beacon Roofing Supply, Inc.(a)	8,969	811,694
BlueLinx Holdings, Inc.(a)	3,053	284,204
Boise Cascade Co.	26,092	3,110,688
DNOW, Inc.(a)	61,154	839,644
GATX Corp.	16,739	2,215,574
GMS, Inc.(a)	1,555	125,349
Herc Holdings, Inc.	6,783	904,106
WESCO International, Inc.	2,490	394,715
		11,475,112
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	7,825	162,212
Total Common Stocks — 98.6% (Cost: $377,054,476)		404,007,209

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Consumer Staples Distribution & Retail — 0.0%
Akouos, Inc., CVR(a)	2,192	$ 1,732
Total Rights — 0.0% (Cost: $ —)		1,732
Total Long-Term Investments — 98.6% (Cost: $377,054,476)		404,008,941
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(d)(e)(f)	3,325,802	3,326,799
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(d)(e)	2,549,987	2,549,987
Total Short-Term Securities — 1.5% (Cost: $5,876,786)		5,876,786
Total Investments — 100.1% (Cost: $382,931,262)		409,885,727
Liabilities in Excess of Other Assets — (0.1)%		(239,452)
Net Assets — 100.0%		$ 409,646,275
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,276, representing 0.0% of its net assets as of period end, and an original cost of $174,983.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,843,774	$ —	$ (516,601)(a)	$ (374)	$ —	$ 3,326,799	3,325,802	$ 4,621(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,738,002	—	(1,188,015)(a)	—	—	2,549,987	2,549,987	54,392	—
SL Liquidity Series, LLC, Money Market Series(c)	—	—	(72)(a)	72	—	—	—	—	—
				$ (302)	$ —	$ 5,876,786		$ 59,013	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage SMID Cap Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	40	09/20/24	$ 4,130	$ 49,978
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 8,309,900	$ —	$ —	$ 8,309,900
Air Freight & Logistics	1,456,572	—	—	1,456,572
Automobile Components	8,343,419	—	—	8,343,419
Banks	18,321,510	—	—	18,321,510
Beverages	3,069,658	—	—	3,069,658
Biotechnology	23,956,664	—	—	23,956,664
Broadline Retail	2,422,652	—	—	2,422,652
Building Products	14,280,837	—	—	14,280,837
Capital Markets	11,085,207	—	—	11,085,207
Chemicals	7,576,573	—	—	7,576,573
Commercial Services & Supplies	18,589	—	—	18,589
Communications Equipment	1,267,714	—	—	1,267,714
Construction & Engineering	12,078,956	—	—	12,078,956
Construction Materials	99,762	—	—	99,762
Consumer Finance	8,152,518	—	—	8,152,518
Consumer Staples Distribution & Retail	4,139,915	—	—	4,139,915
Containers & Packaging	1,251,355	—	—	1,251,355
Diversified Consumer Services	2,654,415	—	—	2,654,415
Diversified REITs	689,237	—	—	689,237
Diversified Telecommunication Services	594,970	—	—	594,970
Electric Utilities	2,939,508	—	—	2,939,508
Electrical Equipment	6,415,576	—	—	6,415,576

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Advantage SMID Cap Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$ 11,913,992	$ —	$ —	$ 11,913,992
Energy Equipment & Services	2,812,838	—	—	2,812,838
Entertainment	2,192,776	—	—	2,192,776
Financial Services	9,890,431	—	—	9,890,431
Food Products	3,571,768	—	—	3,571,768
Gas Utilities	6,146,309	—	—	6,146,309
Ground Transportation	2,547,981	—	—	2,547,981
Health Care Equipment & Supplies	4,185,434	—	—	4,185,434
Health Care Providers & Services	11,487,119	—	—	11,487,119
Health Care Technology	2,768,264	—	—	2,768,264
Hotel & Resort REITs	3,624,968	—	—	3,624,968
Hotels, Restaurants & Leisure	11,460,512	—	—	11,460,512
Household Durables	10,858,384	—	—	10,858,384
Household Products	894,618	—	—	894,618
Independent Power and Renewable Electricity Producers	1,369,747	—	—	1,369,747
Insurance	11,470,796	—	—	11,470,796
Interactive Media & Services	2,759,555	—	—	2,759,555
IT Services	2,231,996	—	—	2,231,996
Leisure Products	182,551	—	—	182,551
Life Sciences Tools & Services	5,159,767	—	—	5,159,767
Machinery	13,461,264	—	—	13,461,264
Media	2,932,973	—	—	2,932,973
Metals & Mining	7,437,039	—	—	7,437,039
Mortgage Real Estate Investment Trusts (REITs)	62,429	—	—	62,429
Multi-Utilities	172,739	—	—	172,739
Office REITs	4,224,823	—	—	4,224,823
Oil, Gas & Consumable Fuels	18,527,627	—	—	18,527,627
Paper & Forest Products	1,120,264	—	—	1,120,264
Passenger Airlines	3,028,040	—	—	3,028,040
Personal Care Products	49,309	—	—	49,309
Pharmaceuticals	8,982,191	6,276	—	8,988,467
Professional Services	9,721,342	—	—	9,721,342
Real Estate Management & Development	816,136	—	—	816,136
Residential REITs	305,280	—	—	305,280
Retail REITs	6,245,034	—	—	6,245,034
Semiconductors & Semiconductor Equipment	9,240,790	—	—	9,240,790
Software	29,308,747	—	—	29,308,747
Specialized REITs	6,939,076	—	—	6,939,076
Specialty Retail	14,186,957	—	—	14,186,957
Technology Hardware, Storage & Peripherals	1,998,344	—	—	1,998,344
Textiles, Apparel & Luxury Goods	6,947,892	—	—	6,947,892
Trading Companies & Distributors	11,475,112	—	—	11,475,112
Wireless Telecommunication Services	162,212	—	—	162,212
Rights	—	1,732	—	1,732
Short-Term Securities
Money Market Funds	5,876,786	—	—	5,876,786
	$ 409,877,719	$ 8,008	$ —	$ 409,885,727
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 49,978	$ —	$ —	$ 49,978
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares